Consolidated Statements Of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Net revenues:
Company-operated stores	$ 10,534.5	$ 9,632.4	$ 8,963.5
Licensed stores	1,210.3	1,007.5	875.2
CPG, foodservice and other	1,554.7	1,060.5	868.7
Total net revenues	13,299.5	11,700.4	10,707.4
Cost of sales including occupancy costs	5,813.3	4,915.5	4,416.5
Store operating expenses	3,918.1	3,594.9	3,471.9
Other operating expenses	429.9	392.8	279.7
Depreciation and amortization expenses	550.3	523.3	510.4
General and administrative expenses	801.2	749.3	704.6
Restructuring charges	0	0	53.0
Total operating expenses	11,512.8	10,175.8	9,436.1
Gain on sale of properties	0	30.2	0
Income from equity investees	210.7	173.7	148.1
Operating income	1,997.4	1,728.5	1,419.4
Interest income and other, net	94.4	115.9	50.3
Interest expense	(32.7)	(33.3)	(32.7)
Earnings before income taxes	2,059.1	1,811.1	1,437.0
Income taxes	674.4	563.1	488.7
Net earnings including noncontrolling interests	1,384.7	1,248.0	948.3
Net earnings attributable to noncontrolling interests	0.9	2.3	2.7
Net earnings attributable to Starbucks	$ 1,383.8	$ 1,245.7	$ 945.6
Earnings per share - basic	$ 1.83	$ 1.66	$ 1.27
Earnings per share - diluted	$ 1.79	$ 1.62	$ 1.24
Weighted average shares outstanding:
Basic	754.4	748.3	744.4
Diluted	773.0	769.7	764.2
Cash dividends declared per share	$ 0.72	$ 0.56	$ 0.36